Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Scheduled Maturities of Time Deposits

2016	$88,635
2017	26,557
2018	11,293
2019	3,316
2020	13,143
Thereafter	-
Total	$142,944